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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AMP Capital Brookfield (US) LLC
                 -------------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------------
                 Chicago, IL 60606
                 -------------------------------------

Form 13F File Number: 28-13827
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth A. Gelman             New York, NY         8/16/2010
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: 1,775,449
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

AMP Capital Brookfield (US) LLC
FORM 13F
30-Jun-10

                                                                                                 Voting Authority
                                                                                                 -----------------
                                                           Value      Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP        (x$1000)   Prn Amt   Prn Call Dscretn Managers   Sole   Shared  None
------------------------------ -------------- ------------ ---------- --------- --- ---- ------- -------- -------- ------- -------
7 Days Group Holdings Lt -ADR  COM            81783J101          7977  731150   SH       Sole               490100          241050
American Tower Corp            COM            029912201          2644   59426   SH       Sole                59426
American Water Works Co Inc    COM            030420103          1337   64900   SH       Sole                64900
AvalonBay Communities Inc      COM            053484101         70350  753454   SH       Sole               108963          644491
BioMed Realty Trust Inc        COM            09063H107         50256 3123444   SH       Sole               486500         2636944
Boston Properties Inc          COM            101121101        190500 2670309   SH       Sole               416586         2253723
Brandywine Realty Trust        COM            105368203         64926 6039587   SH       Sole               908166         5131421
Brookdale Senior Living Inc    COM            112463104         99115 6607678   SH       Sole              1130482         5477196
Brookfield Homes Corp          COM            112723101           454   67300   SH       Sole                67300
Camden Property Trust          COM            133131102         59503 1456619   SH       Sole               200369         1256250
Centerpoint Energy Inc         COM            15189T107          2546  193500   SH       Sole               193500
China Real Estate Inform - ADR COM            16948Q103          1234  155244   SH       Sole                70300           84944
Crown Castle International Cor COM            228227104          3683   98850   SH       Sole                98850
CSX Corp                       COM            126408103           610   12300   SH       Sole                12300
Developers Diversified Realty  COM            251591103         61814 6243811   SH       Sole               842000         5401811
EastGroup Properties Inc       COM            277276101         12634  355100   SH       Sole               125500          229600
Emeritus Corp                  COM            291005106          4767  292251   SH       Sole               128600          163651
Empresas ICA S.A. - Spons ADR  COM            292448206           257   27400   SH       Sole                27400
Enbridge Inc                   COM            29250N105          2161   46290   SH       Sole                46290
Equity One Inc                 COM            294752100         36680 2351258   SH       Sole               410608         1940650
Equity Residential             COM            29476L107         29516  708828   SH       Sole                67628          641200
First Industrial Realty Trust  COM            32054K103          3526  731500   SH       Sole               327600          403900
Grubb & Ellis Co               COM            400095204           773  788805   SH       Sole               328405          460400
Grupo Aeroportuario del Pacifi COM            400506101           253    8700   SH       Sole                 8700

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
Host Hotels & Resorts Inc      COM            44107P104         57982 4301347   SH       Sole               601165         3700182
HRPT Prop Pref 6.50% Series D  PFD            40426W507         17330  933200   SH       Sole               933200
Inland Real Estate Corp        COM            457461200         10649 1344512   SH       Sole               548900          795612
KB Home                        COM            48666K109          4508  409800   SH       Sole               182000          227800
Kilroy Realty Corp             COM            49427F108         40958 1377665   SH       Sole               210503         1167162
Kimco Realty Corp              COM            49446R109          2407  179100   SH       Sole                               179100
Lennar Corp                    COM            526057104          5782  415700   SH       Sole               225400          190300
Lexington Realty Trust         COM            529043101          4503  749245   SH       Sole               523790          225455
Lexington Rlty Trst Pref 6.50% PFD            529043309          1127   31500   SH       Sole                31500
Macerich Co/The                COM            554382101          4131  110697   SH       Sole                 1176          109521
MGM Mirage                     COM            552953101          1267  131400   SH       Sole               131400
Mission West Properties Inc    COM            605203108          5446  798600   SH       Sole               350638          447962
National Grid PLC              COM            636274300          1057   28700   SH       Sole                28700
Northeast Utilities            COM            664397106          1212   47581   SH       Sole                47581
Northwestern Corp              COM            668074305           972   37100   SH       Sole                37100
Omega Healthcare Investors Inc COM            681936100         76016 3814162   SH       Sole               606700         3207462
ProLogis                       COM            743410102         57264 5652918   SH       Sole              1008500         4644418
Public Storage                 COM            74460D109         93595 1064667   SH       Sole               163151          901516
Rayonier Inc                   COM            754907103         60037 1363867   SH       Sole               204077         1159790
Sempra Energy                  COM            816851109          2517   53800   SH       Sole                53800
Simon Property Group Inc       COM            828806109        246662 3054637   SH       Sole               470352         2584285
Southern Union Co              COM            844030106           614   28100   SH       Sole                28100
Spectra Energy Corp            COM            847560109          2635  131300   SH       Sole               131300
St Joe Co/The                  COM            790148100          3577  154445   SH       Sole                95445           59000
Starwood Property Trust        COM            85571B105          3342  197144   SH       Sole                 2744          194400
Taubman Centers Inc            COM            876664103         81251 2159215   SH       Sole               354723         1804492
Terreno Realty Corp            COM            88146M101          9121  514992   SH       Sole               217800          297192
Toll Brothers Inc              COM            889478103         66704 4077240   SH       Sole               688100         3389140
TransCanada Corp               COM            89353D107          2377   70900   SH       Sole                70900
UBS E-Tracs Alerian Infrastruc ETN            902641646          1176   44800   SH       Sole                44800
UDR Inc                        COM            902653104         31878 1666400   SH       Sole               240100         1426300
Union Pacific Corp             COM            907818108           612    8800   SH       Sole                 8800
Ventas Inc                     COM            92276F100         71262 1517820   SH       Sole               187600         1330220
Vornado Realty Trust           COM            929042109          5944   81479   SH       Sole                81479

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
W.P. Carey & Co. LLC           COM            92930Y107          5014  181400   SH       Sole                81300          100100
Weingarten Realty Investors    COM            948741103         87004 4567140   SH       Sole               710203         3856937

REPORT SUMMARY                       60       DATA RECORDS  1,775,449             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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